Statement of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member]	Common Stock [Member] DT Cloud Acquisition Corporation [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] DT Cloud Acquisition Corporation [Member]	Subscription Receivables [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Retained Earnings [Member] DT Cloud Acquisition Corporation [Member]	Total		DT Cloud Acquisition Corporation [Member]
Balance at Sep. 30, 2022	$ 11,667		$ 6,099,664		$ (10,000)	$ (188,266)	$ (5,477,540)		$ 435,525
Balance, shares at Sep. 30, 2022	11,667
Foreign currency translation adjustment						23,243			23,243
Sale of units in initial public offering, net of offering costs	$ 1,236		3,013,967		(2,969,091)				46,112
Sale of units in initial public offering, net of offering costs, shares	1,236
Share-based compensation	$ 824		1,959,450		(824)				1,959,450
Share-based compensation, shares	824
Net income							(4,344,768)		(4,344,768)
Balance at Sep. 30, 2023	$ 13,727		11,074,192		(2,969,955)	(165,023)	(9,822,308)		(1,869,367)
Balance, shares at Sep. 30, 2023	13,727
Balance at Dec. 31, 2022		$ 173		$ 24,827				$ (81,326)			$ (56,326)
Balance, shares at Dec. 31, 2022		1,725,000
Net income								(87,271)			(87,271)
Balance at Dec. 31, 2023		$ 173		24,827				(168,597)			(143,597)
Balance, shares at Dec. 31, 2023		1,725,000
Balance at Sep. 30, 2023	$ 13,727		11,074,192		(2,969,955)	(165,023)	(9,822,308)		(1,869,367)
Balance, shares at Sep. 30, 2023	13,727
Foreign currency translation adjustment						(55,230)			(55,230)
Sale of units in initial public offering, net of offering costs					30,776				30,776
Net income							(629,176)		(629,176)	[1]
Balance at Sep. 30, 2024	$ 13,727		11,074,192		$ (2,939,179)	$ (220,253)	(10,451,484)		(2,522,997)
Balance, shares at Sep. 30, 2024	13,727
Balance at Dec. 31, 2023		$ 173		24,827				(168,597)			(143,597)
Balance, shares at Dec. 31, 2023		1,725,000
Sale of units in initial public offering, net of offering costs		$ 690		66,023,204							66,023,894
Sale of units in initial public offering, net of offering costs, shares		6,900,000
Net income								43,875			43,875
Sale of units to the founder in private placement		$ 23		2,344,977							2,345,000
Sale of units to the founder in private placement, shares		234,500
Issuance of representative shares		$ 10		(10)
Issuance of representative shares, shares		103,500
Initial classification of ordinary shares subject to possible redemption		$ (690)		(68,013,596)							(68,014,286)
Initial classification of ordinary shares subject to possible redemption, shares		(6,900,000)
Allocation of offering costs to ordinary shares subject to possible redemption				2,933,590							2,933,590
Accretion of carrying value to redemption value				(3,312,992)				(951,312)			(4,264,304)
Subsequent remeasurement of ordinary shares subject to possible redemption								(346,250)			(346,250)
Extension funds attributable to common stock subject to redemption
Remeasurement of ordinary shares subject to possible redemption											(346,250)
Balance at Mar. 31, 2024		$ 206						(1,422,284)			(1,422,078)
Balance, shares at Mar. 31, 2024		2,063,000
Balance at Dec. 31, 2023		$ 173		24,827				(168,597)			(143,597)
Balance, shares at Dec. 31, 2023		1,725,000
Sale of units in initial public offering, net of offering costs		$ 690		66,023,204							66,023,894
Sale of units in initial public offering, net of offering costs, shares		6,900,000
Net income								2,265,806			2,265,806
Sale of units to the founder in private placement		$ 23		2,344,977							2,345,000
Sale of units to the founder in private placement, shares		234,500
Issuance of representative shares		$ 10		(10)
Issuance of representative shares, shares		103,500
Initial classification of ordinary shares subject to possible redemption		$ (690)		(68,013,596)							(68,014,286)
Initial classification of ordinary shares subject to possible redemption, shares		(6,900,000)
Allocation of offering costs to ordinary shares subject to possible redemption				2,933,590							2,933,590
Accretion of carrying value to redemption value				(3,312,992)				(951,312)			(4,264,304)
Subsequent remeasurement of ordinary shares subject to possible redemption								(3,000,071)			(3,000,071)
Balance at Dec. 31, 2024		$ 206						(1,854,174)			(1,853,968)
Balance, shares at Dec. 31, 2024		2,063,000
Balance at Oct. 03, 2024
Balance, shares at Oct. 03, 2024
Sale of units in initial public offering, net of offering costs	$ 0		(0)
Sale of units in initial public offering, net of offering costs, shares	1
Net income							(5,984)		(5,984)
Balance at Nov. 30, 2024	$ 0		$ (0)				$ (5,984)		$ (5,984)
Balance, shares at Nov. 30, 2024	1
Balance at Dec. 31, 2024		$ 206						(1,854,174)			(1,853,968)
Balance, shares at Dec. 31, 2024		2,063,000
Net income								452,085			452,085
Extension funds attributable to common stock subject to redemption								(357,949)			(357,949)
Remeasurement of ordinary shares subject to possible redemption								(740,346)			(740,346)
Balance at Mar. 31, 2025		$ 206						$ (2,500,384)			$ (2,500,178)
Balance, shares at Mar. 31, 2025		2,063,000

[1]	There are no effects on total revenue and total net income.